VESSEL	12 Months Ended
Dec. 31, 2013
Vessels And Equipment Net [Abstract]
VESSEL
.  VESSEL

(in thousands of $)	2013	2012
Cost	86,716	86,716
Accumulated depreciation	(46,136)	(43,270)
	40,580	43,446

Depreciation expense was $2.9 million for each of the years ended December 31, 2013, 2012 and 2011.